Material Agreements (Details) - USD ($)									1 Months Ended					3 Months Ended		12 Months Ended
		May 01, 2022	Apr. 06, 2022	Jul. 09, 2020	Jan. 01, 2020	Oct. 01, 2019	Jun. 10, 2019	Dec. 11, 2018	Jul. 30, 2020	May 31, 2020	May 31, 2019	Apr. 30, 2019	Sep. 15, 2018	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 19, 2022	Aug. 24, 2022	Aug. 01, 2022	Jul. 11, 2022	Feb. 02, 2022
Material Agreements (Details) [Line Items]
Payment term percentage													20.00%
Advance payment percentage													30.00%
Remaining payment percentage													50.00%
Percentage of purchase price										3.50%
Percentage of factoring fees increases									3.50%
Consulting fees																$ 15,000
Monthly payment terms											$ 15,000	$ 4,000
Shares of common stock (in Shares)											450,000	10,000
Consulting services																$ 0	$ 0
Shares issued (in Shares)		1,000,000														0	97,250,000	70,922	350,000	1,000,000	800,000
Advisor received												$ 15,000
Restricted shares, percentage								4.00%
Agreement term						1 year							2 years
Consulting agreement, description																The Company will issue 50,000 shares to the consultant each quarter, up to a total of 200,000 shares for the year. The Company paid $0 and $40,000 in fees during the years ended June 30, 2022 and 2021, respectively. The Company issued 0 and 50,000 shares to the consultant for consulting services during the years ended June 30, 2022 and 2021, respectively.
Purchase agreement term				2 years
Investor relations agreement description		The Company signed an agreement with an investment relations firm, commencing on May 1, 2022, requiring $10,000 per month and $20,000 worth of restricted stock issued 4 times in 2022, beginning May 1, 2022, June 1, September 1, and December 1, 2022. The agreement will automatically renew annually unless 60 days’ notice is given by either party. The Company paid $20,000 and issued 70,922 shares for investment relations services during the three months ended September 30, 2022. No fees or shares were issued during the three months ended September 30, 2021.
Gross proceeds										1.50%
Closing equal percentage										2.50%
issuance of equity securities percentage										7.00%
Common Stock [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)	[1]
Minimum [Member]
Material Agreements (Details) [Line Items]
Agent receives percentage								4.00%
Maximum [Member]
Material Agreements (Details) [Line Items]
Agent receives percentage								8.00%
Equity Method Investments [Member]
Material Agreements (Details) [Line Items]
Equity interest																4.50%
Equity Method Investments [Member] | Common Stock [Member]
Material Agreements (Details) [Line Items]
Equity interest																4.50%
Chief Financial Officer [Member]
Material Agreements (Details) [Line Items]
Voting power percentage																25.00%
Consulting Agreement [Member]
Material Agreements (Details) [Line Items]
Consulting services																$ 0	$ 0
Agency Agreement [Member]
Material Agreements (Details) [Line Items]
Paid fees																0	40,000
Investor Relations and Advisory Agreement [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																						61,017
Paid fees																0	0
Restricted common stock																8,000
Investor Relations and Advisory Agreement [Member] | Subsequent Event [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																				1,000,000
Investor Relations Consulting Agreement [Member]
Material Agreements (Details) [Line Items]
Restricted common stock			$ 20,000
Pays agreement			$ 10,000
Business Development and Marketing Agreement [Member]
Material Agreements (Details) [Line Items]
Consulting services																12,500	42,500
Shares issued (in Shares)							15,000
Paid fees																0	$ 102,500
Pays agreement							$ 20,000
Chief Executive Officer [Member]
Material Agreements (Details) [Line Items]
Annual compensation					$ 500,000											$ 500,000
Preferred voting rights																Under the amended employment agreement, the CFO/COO will receive annual compensation of $250,000, and an annual discretionary bonus based on profitability and revenue growth and preferred stock to maintain, together with the CEO, more than 51% of the total voting rights.
Non-compete agreement and severance benefits					$ 90,000											$ 90,000
Voting power percentage					26.00%											26.00%
Voting rights percentage					26.00%
Chief Executive Officer [Member] | Preferred Series G Stock [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																26
Chief Financial Officer [Member]
Material Agreements (Details) [Line Items]
Annual compensation					$ 250,000
Preferred voting rights																bonus based on profitability and revenue growth and preferred stock to maintain, together with the CFO, more than 51% of the total voting rights
Non-compete agreement and severance benefits					$ 72,000											$ 72,000
Voting power percentage					25.00%
Voting rights percentage					25.00%
Chief Financial Officer [Member] | Preferred Series G Stock [Member]
Material Agreements (Details) [Line Items]
Shares issued (in Shares)																25
Manufacturing and Distributorship Agreement [Member]
Material Agreements (Details) [Line Items]
Minimum purchase commitment													$ 2,000,000
Equity Purchase Agreement [Member]
Material Agreements (Details) [Line Items]
Value of shares purchased										$ 10,000,000
Shares issued (in Shares)														0	450,000	1,125,000	3,279,693
Accounts Receivable Factoring Agreement [Member]
Material Agreements (Details) [Line Items]
Percentage of purchase price									80.00%
Percentage of factoring fees									2.50%
Credit line									$ 1,000,000
Factored receivables									$ 300,000
Collection fees														$ 49,603	$ 22,981	$ 73,865	$ 77,600
Manufacturing And Distributorship Agreement [Member]
Material Agreements (Details) [Line Items]
Minimum purchase commitment													$ 2,000,000
Payment term percentage													20.00%
Advance payment percentage													30.00%
Remaining payment percentage													50.00%

[1]	All share amounts, including those in the accompany notes, have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.